Lease Liability (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of Cost Components of The Operating Lease
The cost components of the operating lease were as follows for the periods ended December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024
Lease Cost
Operating lease expense	$83,671	$65,739
Variable lease expense	71,469	71,147
Lease term and Discount Rate
Weighted average remaining lease term (years)	0.92	0.92
Weighted average discount rate	6.05%	9.02%

Summary of Future Minimum Lease Payments
The Company’s future minimum lease payments as of December 31, 2025 are as follows:

Year ending December 31:
2026	85,312
2027	78,202

Total undiscounted future minimum lease payments	$163,514
Less: imputed interest	(9,152)

Present value of lease liabilities at December 31, 2025	$154,362

Summary of Lease Liability Balance	The lease liability balance is comprised as follows:

	December 31, 2025	December 31, 2024
Current portion	$78,452	$71,859
Non-current portion	75,910	—

	$154,362	$71,859